Income Taxes - Summary of components of the deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 27,217	$ 21,135
Tax credits	3,964	3,049
Other reserves and accruals	1,334	1,641
Gross deferred tax assets	32,515	25,825
Deferred tax liabilities:
Depreciation and amortization	(24)	(32)
Right-of-use assets	(101)	(236)
Gross deferred tax liabilities	(125)	(268)
Valuation allowance	(32,390)	(25,557)
Net deferred tax assets	$ 0	$ 0